Annual Fund Operating Expenses - Changing Parameters Fund - Changing Parameters Fund	Nov. 24, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.16%
Component2 Other Expenses	0.35%
Acquired Fund Fees and Expenses	0.63%
Net Expenses (as a percentage of Assets)	2.64%